Business Segments (Detail 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010 years number
Business Segment Information
Number of operating business segments	6
Industrial and Transportation
Business Segment Information
Increase (decrease) in sales due to product transfers	$ (152)
Safety, Security and Protection Services
Business Segment Information
Increase (decrease) in sales due to product transfers	8
Health Care
Business Segment Information
Increase (decrease) in sales due to product transfers	(8)
Electro and Communications
Business Segment Information
Increase (decrease) in sales due to product transfers	121
Elimination of Dual Credit and Corporate and Unallocated
Business Segment Information
Increase (decrease) in sales due to product transfers	$ 31